Lease Obligations (Schedule of Future Minimum Capital Lease Payments) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Capital Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014		$ 7.5
2015		2.8
2016		2.3
2017		1.8
Total minimum payments		14.4
Less: amounts representing interest		(0.9)
Present value of minimum payments		13.5
Less: current portion	(5.2)	(7.0)	(10.4)
Long-term capital lease obligations	$ 9.1	$ 6.5	$ 15.3